CONDENSED INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Revenues	$ 870	$ 404	$ 1,608	$ 788
Cost of revenues	569	496	1,099	743
Gross profit (loss)	301	(92)	509	45
Operating expenses:
Research and development, net	476	617	1,191	1,459
Sales, marketing and business development	521	1,153	1,916	2,395
General and administrative	675	1,392	1,930	2,760
Total operating expenses	1,672	3,162	5,037	6,614
Operating loss	1,371	3,254	4,528	6,569
Financial expenses (income), net	(229)	0	(1,624)	24
Income tax expenses	0	6	0	12
Net comprehensive loss from continuing operations	1,142	3,260	2,904	6,605
Net comprehensive loss from discontinued operations	929	133	1,683	825
Net comprehensive loss	$ 2,071	$ 3,393	$ 4,587	$ 7,430
Basic and diluted net loss per ordinary share attributable to Rosetta Genomics’ shareholders from continuing operations	$ 0.45	$ 1.87	$ 1.31	$ 3.82
Basic and diluted net loss per ordinary share attributable to Rosetta Genomics’ shareholders from discontinued operations	0.36	0.08	0.76	0.48
Basic and diluted net loss	$ 0.81	$ 1.95	$ 2.07	$ 4.30
Weighted average number of ordinary shares used to compute basic and diluted net loss per ordinary share	2,545,926	1,738,549	2,224,951	1,729,705